Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit (loss) for the year	₩ (3,195,585)	₩ 1,333,544	₩ (76,147)
Adjustments for:
Income tax expense (benefit)	(237,785)	385,341	(526,299)
Depreciation and amortization	4,557,457	4,500,701	4,134,027
Gain on foreign currency translation	(702,144)	(74,125)	(296,870)
Loss on foreign currency translation	449,980	193,095	217,287
Expenses related to defined benefit plans	168,260	144,241	160,669
Gain on disposal of property, plant and equipment	(25,737)	(19,367)	(37,835)
Loss on disposal of property, plant and equipment	54,432	64,350	60,294
Impairment loss on property, plant and equipment	1,260,436	19,085	38,494
Including: Inventory write-downs	245,619	224,576	213,932
Reversal of impairment loss on property, plant and equipment	(3,181)	(1,121)	0
Gain on disposal of intangible assets		(196)	(111)
Loss on disposal of intangible assets	193		368
Impairment loss on intangible assets	136,372	29,488	79,593
Reversal of impairment loss on intangible assets	(1,975)	(1,152)	(1,110)
Impairment loss on investments property	7,736
Expense on increase of provisions	253,075	216,873	308,334
Finance income	(607,501)	(352,423)	(331,723)
Finance costs	781,205	832,596	612,164
Equity in income of equity method accounted investees, net	(5,558)	(7,780)	(12,545)
Loss on liquidation of investments in subsidiaries			72,654
Other income	(1,681)		(11,485)
Other expenses		15,538
Adjustments for reconcile of profit and loss	2,887,999	7,278,688	4,389,759
Trade accounts and notes receivable	1,833,491	(964,130)	(935,888)
Other accounts receivable	(55,073)	20,395	63,192
Inventories	390,672	(1,123,239)	(128,495)
Lease receivables	7,684	4,765	6,428
Other current assets	435,838	107,679	175,486
Other non-current assets	(10,125)	(58,821)	(58,641)
Trade accounts and notes payable	(282,082)	1,037,950	1,387,084
Other accounts payable	(625,606)	72,640	(1,152,786)
Accrued expenses	(514,500)	580,404	(9,704)
Provisions	(259,969)	(237,601)	(277,876)
Advances received	(1,977)	(268,074)	(408,900)
Other current liabilities	(4,188)	9,100	(40,200)
Defined benefit liabilities, net	(381,405)	(208,199)	(109,801)
Other non-current liabilities	167,868	11,144	12,973
Cash generated from operating activities	3,588,627	6,262,701	2,912,631
Income taxes paid	(153,969)	(118,305)	(156,997)
Interests received	77,219	79,188	75,424
Interests paid	(500,857)	(470,138)	(552,274)
Net cash provided by operating activities	3,011,020	5,753,446	2,278,784
Cash flows from investing activities:
Dividends received	4,461	4,068	8,239
Increase in deposits in banks	(1,769,668)	(694,313)	(78,452)
Proceeds from withdrawal of deposits in banks	756,267	77,152	78,557
Acquisition of financial assets at fair value through profit or loss	(27,100)	(34,418)	(3,227)
Proceeds from disposal of financial assets at fair value through profit or loss	412	5,226	99
Acquisition of financial assets at fair value through other comprehensive income	(3,934)
Proceeds from disposal of financial assets at fair value through other comprehensive income	3,547	24	6
Proceeds from disposal of investments in equity accounted investees	4,800	4,363	2,400
Acquisition of property, plant and equipment	(5,079,279)	(3,141,430)	(2,595,381)
Proceeds from disposal of property, plant and equipment	171,421	65,711	446,193
Acquisition of intangible assets	(830,583)	(635,805)	(353,313)
Proceeds from disposal of intangible assets	11,392	2,946	16,996
Asset-related government grants received	57,503	85,983	118,341
Proceeds from settlement of derivatives	49,145	8,344	24,468
Increase in short-term loans	(9,643)
Proceeds from collection of short-term loans	9,608	14,533	13,720
Increase in long-term loans	(54,033)	(26,473)
Increase in deposits	(2,676)	(7,145)	(2,084)
Decrease in deposits	6,727	8,154	1,286
Proceeds from disposal of other assets	1,464		11,000
Net cash used in investing activities	(6,700,169)	(4,263,080)	(2,311,152)
Cash flows from financing activities:
Proceeds from short-term borrowings	4,487,824	2,573,757	2,238,806
Repayments of short-term borrowings	(2,565,541)	(2,425,117)	(2,506,420)
Proceeds from issuance of bonds	443,230	498,027	49,949
Proceeds from long-term borrowings	4,165,508	1,298,346	2,329,013
Repayments of current portion of long-term borrowings and bonds	(4,209,915)	(4,344,208)	(1,278,199)
Repayment of lease liabilities	(82,296)	(66,941)	(62,200)
Dividends paid	(232,580)
Capital contribution from non-controlling interests			172,966
Subsidiaries' dividends distributed to non-controlling interests	(60,206)		(12,086)
Net cash provided by (used in) financing activities	1,946,024	(2,466,136)	931,829
Net increase (decrease) in cash and cash equivalents	(1,743,125)	(975,770)	899,461
Beginning Balance	3,541,597	4,218,099	3,336,003
Effect of exchange rate fluctuations on cash held	26,177	299,268	(17,365)
Ending Balance	₩ 1,824,649	₩ 3,541,597	₩ 4,218,099